Note 21 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
			Weighted average
		Weighted	remaining	Aggregate
	Number of	average	contractual life	intrinsic
	options	exercise price	(years)	value
Shares issuable under options -
December 31, 2018	1,897,425	$45.08
Granted	960,000	70.99
Exercised	(632,075)	34.71
Forfeited	(223,750)	61.41
Shares issuable under options -
December 31, 2019	2,001,600	$58.96
Granted	547,250	85.79
Exercised	(344,225)	35.86
Forfeited	(14,500)	70.07
Shares issuable under options -
December 31, 2020	2,190,125	$69.22	3.2	$43,606
Options exercisable - December 31,2020	747,975	$60.51	2.3	$21,407

Stock Options Exercised [Table Text Block]
	Year ended December 31,
	2020	2019

Number of options exercised	344,225	632,075

Aggregate fair value	$25,919	$43,873
Intrinsic value	13,576	21,934
Amount of cash received	12,343	21,939

Tax benefit recognized	$102	$1,322

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	As at December 31,
	2020	2019

Risk free rate	0.2%	2.1%
Expected life in years	4.41	4.75
Expected volatility	36.5%	28.8%
Dividend yield	0.1%	0.1%

Weighted average fair value per option granted	$28.33	$19.87